EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Dec. 29, 2023	Oct. 02, 2023	Sep. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 18, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial offering				$ 8,047,695
Ordinary shares, shares issued					20,000,000
Ordinary shares, shares outstanding					20,000,000
Ordinary shares, dividends declared per share				$ 0	$ 0
Share-based compensation expense				$ 861,551
2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized for issuance							4,400,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value				$ 0
Ordinary shares, shares authorized				Unlimited	Unlimited
Ordinary shares, shares issued				20,000,000
Ordinary shares, shares outstanding				20,000,000
Ordinary shares, voting rights				Holders of Class A ordinary shares are entitled to one (1) vote per share
Ordinary shares, conversion terms				In no event shall Class A ordinary shares be convertible into Class B ordinary shares
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value				$ 0
Ordinary shares, shares authorized				Unlimited	Unlimited
Ordinary shares, shares issued				2,000,000
Ordinary shares, shares outstanding				2,000,000
Ordinary shares, voting rights				Holders of Class B ordinary shares are entitled to eighteen (18) votes per share
Ordinary shares, conversion terms				Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares
Common Class B [Member] | Ms.Nga Fan Wong [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding				2,000,000
Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued					18,000,000
Ordinary shares, shares outstanding					18,000,000
Class A Ordinary Shares [Member] | 2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares approved and granted	2,350,000
Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued					2,000,000
Ordinary shares, shares outstanding					2,000,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		2,000,000
Share price per share		$ 5.00
Proceeds from initial offering		$ 8,047,695
Underwriting Agreement [Member] | IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock			2,000,000
Ordinary shares, par value			$ 0
Share price per share			$ 5.00